Financial Instruments Carried at Fair Value - Recognitions of Trade Date Profit (Detail: Text Values) € in Millions	3 Months Ended
Jun. 30, 2024 EUR (€)
Financial Instruments carried at Fair Value [Abstract]
Impact before tax recognized in Groups Consol Statement of Inc and corresponding inc in Groups Consol Statement of Comprehensive Income due to refinement to methodology for the own credit adjustment calculation	€ 15